Equity Incentive Plans - Graphite Bio, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions under Employee Stock Purchase Plan
Effective January 1, 2022 and 2023, the number of shares of common stock available under the 2021 ESPP increased by 564,000 shares pursuant to the evergreen provision of the 2021 ESPP.

	Year Ended December 31,
	2023	2022
Expected volatility	75.00% - 79.00%	73.00% - 75.00%
Expected dividend yield	0%	0%
Expected term (in years)	0.5	0.5
Risk-free interest rate	4.65% - 5.44%	0.10% - 4.65%

Schedule of Valuation Assumptions
The Company used the Black-Scholes option pricing model to estimate stock-based compensation expense for stock option awards granted during the periods presented, with the following assumptions.

	Year Ended December 31,
	2023	2022
Expected volatility	77.00% - 79.00%	74.00% - 75.00%
Expected dividend yield	0%	0%
Expected term (in years)	6.04	5.97- 6.01
Risk-free interest rate	3.50% - 4.12%	1.91% - 4.23%
The assumptions used in the Black-Scholes option pricing model for stock options granted were as follows:

	December 31
	2022	2023
Expected term	6.0 years	6.0 years
Expected volatility	92.8% - 96.6%	92.0% - 92.7%
Risk free interest rate	1.9% - 4.2%	3.9% - 4.6%
Expected dividend yield	0.0%	0.0%

Schedule of Stock Option Activity
A summary of option activity under the 2020 Plan and the 2021 Plan during the year ended December 31, 2023 is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	7,755,303	$8.47	8.7	$794
Options granted - 2021 Plan	3,223,400	$2.22
Options exercised	(101,900)	$0.98
Options cancelled	(5,500,430)	$6.79
Outstanding as of December 31, 2023	5,376,373	$6.58	6.1	$847
Exercisable	3,812,992	$6.42	5.2	$664
Vested and expected to vest as of December 31, 2023	5,376,373	$6.58	6.1	$847
A summary of stock option activity for awards under the 2020 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Lives (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	5,271,961	$0.38	6.8	$12,585
Granted	4,045,329	$1.26	—
Outstanding as of December 31, 2023	9,317,290	$0.76	7.4	$18,691
Exercisable as of December 31, 2023	7,261,957	$0.63	6.9	$15,536
Vested and expected to vest	9,492,482	$0.76	7.4	$19,054

Components of Stock-based Compensation Expense
The following table presents the components of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022
Restricted stock awards and founders’ common stock awards	$7	$11
ESPP	96	391
Stock options	10,471	13,132
Total stock-based compensation expense	$10,574	$13,534

Classification of Stock-based Compensation Expense
The following table presents the classification of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022
Research and development expenses	$1,904	$5,317
General and administrative expenses	8,670	8,217
Total stock-based compensation expense	$10,574	$13,534